LVIP Vanguard Bond Allocation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Fixed Income Funds–99.88%
Vanguard Core Bond Fund	21,479,217	$396,506,340
Vanguard Intermediate-Term Bond ETF	1,877,226	147,118,202
Vanguard Long-Term Bond ETF	2,128,372	159,989,723
Vanguard Mortgage-Backed Securities ETF	3,268,894	154,324,486
Vanguard Short-Term Bond ETF	3,362,790	264,617,945
Vanguard Total International Bond ETF	3,918,744	197,034,448
		1,319,591,144
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.17%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	2,271,807	$2,271,807
		2,271,807
Total Investment Companies (Cost $1,430,407,433)		1,321,862,951

TOTAL INVESTMENTS–100.05% (Cost $1,430,407,433)	1,321,862,951
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(618,261)
NET ASSETS APPLICABLE TO 137,789,403 SHARES OUTSTANDING–100.00%	$1,321,244,690

Summary of Abbreviations:
ETF–Exchange-Traded Fund
LVIP Vanguard Bond Allocation Fund–1